Reclassification Out of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Nov. 30, 2014		Nov. 30, 2013		Aug. 31, 2014		Aug. 31, 2013		Aug. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (16,691)	[1]	$ 682	[1]	$ 682	[1]	$ (5,921)	[1]
Other Comprehensive income (loss) before reclassifications	(25,615)	[1]	12,753	[1]	(17,171)	[1]	5,036	[1]
Tax on increase projected benefit obligation					8,718		21
Amounts reclassified to earnings	336	[1]	(766)	[1]	(289)	[1]	1,412	[1]
Tax on amounts reclassified to earnings					(456)		34
Other comprehensive income (loss)	(25,279)	[1]	11,987	[1]	(17,460)	[1]	6,448	[1]	(56,018)
Less: comprehensive income (loss) attributable to noncontrolling interests	(24)	[1]	(30)	[1]	(87)	[1]	(155)	[1]
Net current period other comprehensive income (loss) attributable to A. Schulman, Inc.	(25,255)	[1]	12,017	[1]	(17,373)	[1]	6,603	[1]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(41,946)	[1]	12,699	[1]	(16,691)	[1]	682	[1]	(5,921)	[1]
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax	22,786	[1]	17,712	[1]	17,712	[1]	13,383	[1]
Other Comprehensive income (loss) before reclassifications	(25,615)	[1]	12,753	[1]	5,872	[1]	4,174	[1]
Amounts reclassified to earnings	0	[1]	(885)	[1],[2]	(885)	[1],[3]	0	[1]
Other comprehensive income (loss)	(25,615)	[1]	11,868	[1]	4,987	[1]	4,174	[1]
Less: comprehensive income (loss) attributable to noncontrolling interests	(24)	[1]	(30)	[1]	(87)	[1]	(155)	[1]
Net current period other comprehensive income (loss) attributable to A. Schulman, Inc.	(25,591)	[1]	11,898	[1]	5,074	[1]	4,329	[1]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(2,805)	[1]	29,610	[1]	22,786	[1]	17,712	[1]
Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(39,477)	[1],[4],[5]	(17,030)	[1],[4],[5]	(17,030)	[1],[4],[5]	(19,304)	[1],[4]
Other Comprehensive income (loss) before reclassifications	0	[1],[5]	0	[1],[5]	(23,043)	[1],[4]	862	[1],[4]
Amounts reclassified to earnings	336	[1],[5],[6]	119	[1],[5],[6]	596	[1],[4],[7]	1,412	[1],[4]
Other comprehensive income (loss)	336	[1],[5]	119	[1],[5]	(22,447)	[1],[4]	2,274	[1],[4]
Less: comprehensive income (loss) attributable to noncontrolling interests	0	[1],[5]	0	[1],[5]	0	[1],[4]	0	[1],[4]
Net current period other comprehensive income (loss) attributable to A. Schulman, Inc.	336	[1],[5]	119	[1],[5]	(22,447)	[1],[4]	2,274	[1],[4]
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (39,141)	[1],[5]	$ (16,911)	[1],[5]	$ (39,477)	[1],[4],[5]	$ (17,030)	[1],[4],[5]

[1]	All amounts presented are net of tax. All tax amounts are related to pension and other retiree benefits.
[2]	Reclassified from accumulated other comprehensive income into income (loss) from discontinued operations on the consolidated statements of operations on the sale of the rotational compounding business in Australia. Refer to Note 19 of the Company's Annual Report on Form 10-K for the fiscal year ended August 31, 2014, as amended and superseded in part by the Company's Current Report on Form 8-K filed on April 27, 2015 for further details.
[3]	Reclassified from accumulated other comprehensive income into income (loss) from discontinued operations on the consolidated statements of operations on the sale of the rotational compounding business in Australia. Refer to Note 19 of the Company's Annual Report on Form 10-K for the year ended August 31, 2014, as amended and superseded in part by the Company's Current Report on Form 8-K filed on April 27, 2015 for further details.
[4]	Reclassified from accumulated other comprehensive income into cost of sales and selling, general & administrative expenses on the consolidated statements of operations. These components are included in the computation of net periodic pension cost. Refer to Note 8 of the Company's Annual Report on Form 10-K for the year ended August 31, 2014, as amended and superseded in part by the Company's Current Report on Form 8-K filed on April 27, 2015 for further details.
[5]	Reclassified from accumulated other comprehensive income into cost of sales and selling, general & administrative expenses on the consolidated statements of operations. These components are included in the computation of net periodic pension cost. Refer to Note 6 of the Company's Quarterly Report on Form 10-Q for the quarterly period ended November 30, 2014, as amended and superseded in part by the Company's Current Report on Form 8-K as filed on April 27, 2015 for further details.
[6]	Represents amortization of net actuarial loss and prior service costs.
[7]	Represents amortization of net actuarial loss and prior service costs, including settlement charges of $214.